Borrowings (Tables)	12 Months Ended
Dec. 31, 2011
Borrowings
Short-Term Debt
  ($ in millions)
At December 31:	2011	2010
Commercial paper	$2,300	$1,144
Short-term loans	1,859	1,617
Long-term debt—current maturities	4,306	4,017
Total	$8,463	$6,778

Long-Term Debt

($ in millions)

At December 31:	Maturities	2011		2010
U.S. dollar notes and debentures (average interest rate at December 31, 2011):
3.72%	2012–2013	$8,615	*	$6,326
1.02%	2014–2015	2,414	*	5,019
4.94%	2016–2020	8,600		6,359
2.90%	2021	500		—
7.00%	2025	600		600
6.22%	2027	469		469
6.50%	2028	313		313
5.875%	2032	600		600
8.00%	2038	187		187
5.60%	2039	1,545		1,545
7.00%	2045	27		27
7.125%	2096	322		322
		24,192		21 ,766
Other currencies (average interest rate at December 31, 2011, in parentheses):
Euros (6.6%)	2012–2016	1,037		1,897
Japanese yen (0.8%)	2013–2014	1,123		1,162
Swiss francs (3.8%)	2012–2020	173		540
Other (5.1%)	2012–2014	177		240
		26,702		25,606
Less: net unamortized discount		533		531
Add: fair value adjustment**		994		788
		27,161		25,863
Less: current maturities		4,306		4,017
Total		$22,857		$21,846

*                 $1.6 billion in debt securities issued by IBM International Group Capital LLC, which is an indirect, 100 percent owned finance subsidiary of the company, is included in 2012-2015. Debt securities issued by IBM International Group Capital LLC are fully and unconditionally guaranteed by the company.

**          The portion of the company’s fixed rate debt obligations that is hedged is reflected in the Consolidated Statement of Financial Position as an amount equal to the sum of the debt’s carrying value plus a fair value adjustment representing changes in the fair value of the hedged debt obligations attributable to movements in benchmark interest rates.

Post-Swap Borrowing (Long-Term Debt, Including Current Portion)

(in millions)

	2011		2010
For the year ended December 31:	Amount	Average Rate	Amount	Average Rate
Fixed-rate debt	$18,547	4.38%	$14,446	5.29%
Floating-rate debt*	8,614	1.54%	11,417	1.23%
Total	$27,161		$25,863

*                 Includes $5,898 million in 2011 and $7,078 million in 2010 of notional interest rate swaps that effectively convert the fixed-rate long-term debt into floating-rate debt. (See note D, “Financial Instruments,” on pages 96 to 100.)

Pre-swap annual contractual maturities of long-term debt outstanding
  ($ in millions)
Total
2012	$4,311
2013	5,495
2014	3,763
2015	197
2016	3,009
2017 and beyond	9,926
Total	$26,702

Interest on Debt

($ in millions)

For the year ended December 31:	2011	2010	2009
Cost of financing	$553	$555	$706
Interest expense	402	365	404
Net investment derivative activity	9	3	(1)
Interest capitalized	9	5	13
Total interest paid and accrued	$973	$928	$1,122